UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	January 29,2004

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	70

Form 13F Information Table Value Total:	$216,313,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579y101     4384    51556 SH       SOLE                    51556
Abbott Labs                    com              002824100      321     6880 SH       SOLE                     6880
Adobe Systems Inc              com              00724F101     3432    87336 SH       SOLE                    87336
Altria Group Inc (formerly Phi com              02209s103      555    10200 SH       SOLE                    10200
Amer Intl Group                com              026874107     5313    80163 SH       SOLE                    80163
American Capital Strategies Lt com              024937104      331    11150 SH       SOLE                    11150
American Express               com              025816109     5493   113890 SH       SOLE                   113890
AmerisourceBergen              com              03073e105     3490    62150 SH       SOLE                    62150
Amgen Inc.                     com              031162100     6064    98119 SH       SOLE                    98119
Anheuser-Busch                 com              035229103      664    12600 SH       SOLE                    12600
Apache Corp                    com              037411105     5349    65957 SH       SOLE                    65957
Bank of America Corp           com              060505104     4760    59185 SH       SOLE                    59185
Bank of New York Inc           com              064057102      780    23550 SH       SOLE                    23550
Barr Pharmaceuticals Inc.      com              068306109     3497    45450 SH       SOLE                    45450
Boeing                         com              097023105      527    12500 SH       SOLE                    12500
Bristol-Myers Squibb Co.       com              110122108      206     7190 SH       SOLE                     7190
ChevronTexaco Corp             com              166764100      430     4972 SH       SOLE                     4972
Chubb Corp                     com              171232101      204     3000 SH       SOLE                     3000
Cisco Systems Inc              com              17275R102     4277   176079 SH       SOLE                   176079
Citigroup Inc                  com              172967101     5185   106827 SH       SOLE                   106827
Coca Cola Co.                  com              191216100      665    13100 SH       SOLE                    13100
Costco Wholesale Corp          com              22160k105      691    18577 SH       SOLE                    18577
Danaher Corp                   com              235851102     4241    46220 SH       SOLE                    46220
Disney                         com              254687106     4085   175093 SH       SOLE                   175093
Emerson Electric               com              291011104      311     4800 SH       SOLE                     4800
Equitable Resources            com              294549100     3816    88900 SH       SOLE                    88900
Exxon Mobil Corp               com              30231g102      603    14717 SH       SOLE                    14717
First Data Corp                com              319963104     4012    97650 SH       SOLE                    97650
Flextronics Intl               com              Y2573F102     2688   181150 SH       SOLE                   181150
General Electric               com              369604103     5153   166321 SH       SOLE                   166321
Glaxosmithkline PLC - ADR      com              37733w105      212     4552 SH       SOLE                     4552
Goldman Sachs                  com              38141g104     4591    46505 SH       SOLE                    46505
Guidant Corporation            com              401698105      301     5000 SH       SOLE                     5000
H & R Block Inc.               com              093671105     4693    84750 SH       SOLE                    84750
HCA Inc                        com              404119109     3936    91625 SH       SOLE                    91625
Harley-Davidson Inc            com              412822108     4287    90200 SH       SOLE                    90200
I. B. M.                       com              459200101     4587    49496 SH       SOLE                    49496
Intel Corp                     com              458140100     4113   127735 SH       SOLE                   127735
Johnson & Johnson              com              478160104      328     6352 SH       SOLE                     6352
Kimberly Clark Corp.           com              494368103      225     3800 SH       SOLE                     3800
Kohls Corporation              com              500255104     3592    79925 SH       SOLE                    79925
Medtronic Inc.                 com              585055106      295     6068 SH       SOLE                     6068
Merck & Co.                    com              589331107      575    12445 SH       SOLE                    12445
Microsoft                      com              594918104     5688   206554 SH       SOLE                   206554
NASDAQ-100 Shares              com              631100104      232     6350 SH       SOLE                     6350
Nike Inc Class B               com              654106103     2648    38674 SH       SOLE                    38674
Northrop Grumman               com              666807102     2968    31050 SH       SOLE                    31050
Novartis AG - ADR              com              66987v109     3318    72300 SH       SOLE                    72300
Omnicom Group                  com              681919106      308     3525 SH       SOLE                     3525
Paccar Inc.                    com              693718108      957    11245 SH       SOLE                    11245
Pepsico Inc.                   com              713448108      348     7460 SH       SOLE                     7460
Pfizer                         com              717081103     5347   151333 SH       SOLE                   151333
Presstek, Inc.  (No restrictio com              741113104      287    39532 SH       SOLE                    39532
Procter & Gamble               com              742718109     4332    43370 SH       SOLE                    43370
S&P 500 Depository Receipt     com              78462f103     1512    13585 SH       SOLE                    13585
S&P Mid-Cap 400 Depository Rec com              595635103     8374    79450 SH       SOLE                    79450
S&P Small-Cap 600 iShares Trus com              464287804     4489    33500 SH       SOLE                    33500
SLM Corporation                com              78442p106     3676    97550 SH       SOLE                    97550
Safeco Corp.                   com              786429100      738    18950 SH       SOLE                    18950
Starbucks Corporation          com              855244109     5034   152260 SH       SOLE                   152260
State Street Corp              com              857477103     4398    84440 SH       SOLE                    84440
Sungard Data Systems           com              867363103     3902   140800 SH       SOLE                   140800
Symantec Corp                  com              871503108     4014   115850 SH       SOLE                   115850
Synopsys Inc.                  com              871607107     3283    97250 SH       SOLE                    97250
Sysco Corp                     com              871829107     4931   132450 SH       SOLE                   132450
Target Corp                    com              87612e106     4199   109345 SH       SOLE                   109345
Telefonica SA - Spons ADR      com              879382208      664    15034 SH       SOLE                    15034
Teva Pharmaceutical            com              881624209     3851    67900 SH       SOLE                    67900
Tiffany & Company              com              886547108     4315    95475 SH       SOLE                    95475
Time Warner Inc.               com              887317105     2325   129262 SH       SOLE                   129262
Tribune Company                com              896047107      271     5257 SH       SOLE                     5257
United Parcel Service  Cl B    com              911312106      319     4275 SH       SOLE                     4275
United Technologies            com              913017109     4585    48385 SH       SOLE                    48385
Washington Federal Inc.        com              938824109      388    13660 SH       SOLE                    13660
Washington Mutual Inc          com              939322103      472    11775 SH       SOLE                    11775
Waters Corp                    com              941848103     3098    93440 SH       SOLE                    93440
Weatherford International Ltd  com              g95089101     3071    85309 SH       SOLE                    85309
Weyerhaeuser Co.               com              962166104      560     8751 SH       SOLE                     8751
Zimmer Holdings Inc            com              98956p102     3944    56022 SH       SOLE                    56022
General Motors Senior Pfd Note prd              370442816      205     8000 SH       SOLE                     8000